Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	As noted in the Company’s Post-Effective Registration Statement dated May 23, 2023, the Company filed a Form S-1 Registration Statement on July 14, 2022 registering 432,003,060 Common Stock Shares of the Selling Shareholder GHS Investments, Inc. (“GHS”). On July 19, 2022, the SEC declared effective the July 14, 2022 Registration Statement. The Company filed a Post-Effective Registration Statement Number 1 on May 23, 2023 providing for the registration of 58,491,809 shares remaining from the previously registered 432,003,060 shares pursuant to an Equity Financing Agreement between the Company and GHS. The purpose of this Amendment 2 is to provide updated disclosure stating that by June 9, 2023, the Company will be filing a 14C Information Statement regarding the Company’s approval of a Certificate of Amendment to the Company’s Articles of Incorporation to increase its authorized common stock from four billion (4,000,000,000) to six billion (6,000,000,000) shares representing an increase of two billion (2,000,000,000) Shares. The remainder of the disclosure in the Prospectus contained in Post-Effective Registration Statement Number 1 remains the same. In connection therewith, the amended disclosure below is denoted below by underlining the added disclosure, as follows, while the remaining disclosure in Post-Effective Registration Statement Number 1 remains the same : “The Company will be filing a 14C Preliminary Information Statement by June 9, 2023 regarding the Company’s approval of a Certificate of Amendment to the Company’s Articles of Incorporation to increase its authorized common stock from four billion (4,000,000,000) to six billion (6,000,000,000) shares representing an increase of two billion (2,000,000,000) Shares, which Certificate of Amendment will not be filed with the State of Nevada until at least 20 days after the Company files the Information Statement with the Securities and Exchange Commission and deliver the Definitive Information Statement to its shareholders of record.”
Entity Registrant Name	VNUE, INC.
Entity Central Index Key	0001376804
Entity Tax Identification Number	98-0543851
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	104 West 29th Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	833
Local Phone Number	937-5493
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false